CONSOLIDATED BALANCE SHEETS (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2016	Dec. 31, 2015
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	9,361,274	9,236,285
Common stock shares outstanding	9,361,274	9,236,285